Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Value of Company's Derivative Financial Instruments Classification on Balance Sheet

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheet as of December 31, 2013 and 2012:

	Asset Derivatives As of December 31, 2013		Liability Derivatives As of December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$71	Other liabilities	$1,880

Total derivatives designated as hedging instruments		$71		$1,880

Schedule of Pre-tax Effect of Derivative Financial Instruments on Consolidated Statements of Comprehensive Income

The table below presents the pre-tax effect of the Company’s derivative financial instruments on the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012:

	2013	2012
Derivatives in Cash Flow Hedging Relationships:
Gain (loss) related to effective portion of derivatives recognized in accumulated other comprehensive income	$386	$(1,522)
Gain (loss) related to effective portion of derivatives reclassified from accumulated other comprehensive income to interest expense	$1,511	$(358)
Gain (loss) related to ineffective portion of derivatives recognized in other income (expense)	$—	$—

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table reflects the changes in accumulated other comprehensive income (loss) for the year ended December 31, 2013, net of tax:

Gains (Losses) on Cash Flow Hedges
Accumulated other comprehensive income (loss):
Balance at December 31, 2012	$(1,254)
Other comprehensive income before reclassifications	257
Amounts reclassified from accumulated other comprehensive income to interest expense	1,008

Unrealized gain on derivatives, net of tax	1,265

Balance at December 31, 2013	$11